Retirement Plan Series Account
of Empower Annuity Insurance
Company of America

Annual Report
December 31, 2024

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER BOND INDEX FUND INVESTOR CLASS	EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS	EMPOWER MID CAP VALUE FUND INVESTOR CLASS (1)	EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND INVESTOR CLASS	EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$426,021	$826,811	$3,022,429	$1,644,467	$9,315,071	$2,812,738
Receivable for fund shares Sold	—	—	—	—	17,540	—

Total assets	426,021	826,811	3,022,429	1,644,467	9,332,611	2,812,738

LIABILITIES:
Redemptions Payable	—	—	—	—	17,540	—

Total Liabilities	—	—	—	—	17,540	—

NET ASSETS	$426,021	$826,811	$3,022,429	$1,644,467	$9,315,071	$2,812,738

NET ASSETS REPRESENTED BY:
Accumulation units	$426,021	$826,811	$3,022,429	$1,644,467	$9,315,071	$2,812,738

ACCUMULATION UNITS OUTSTANDING	14,997	20,303	23,305	23,696	357,474	19,092

UNIT VALUE (ACCUMULATION)	$28.41	$40.72	$129.69	$69.40	$26.06	$147.33

(1) Cost of investments:	$460,275	$830,986	$3,695,236	$1,707,861	$6,183,920	$2,745,859
Shares of investments:	33,946	68,388	219,494	126,986	247,610	214,222

(1) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND SERVICE SHARES (3)

ASSETS:
Investments at fair value (1)	$149,463	$5,472,461	$7,378,080	$527,714	$4,368,975
Receivable for fund shares Sold	—	—	—	—	—

Total assets	149,463	5,472,461	7,378,080	527,714	4,368,975

NET ASSETS	$149,463	$5,472,461	$7,378,080	$527,714	$4,368,975

NET ASSETS REPRESENTED BY:
Accumulation units	$149,463	$5,472,461	$7,378,080	$527,714	$4,368,975

ACCUMULATION UNITS OUTSTANDING	5,544	31,129	46,915	18,970	426,206

UNIT VALUE (ACCUMULATION)	$26.96	$175.80	$157.26	$27.82	$10.25

(1) Cost of investments:	$150,962	$3,867,022	$5,512,517	$604,238	$4,368,975
Shares of investments:	14,553	142,364	195,965	49,273	4,368,975

(3) Fund commenced operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER BOND INDEX FUND INVESTOR CLASS	EMPOWER GOVERNMENT MONEY MARKET FUND INVESTOR CLASS (1)	EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS	EMPOWER MID CAP VALUE FUND INVESTOR CLASS (2)	EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$10,088	$114,159	$13,511	$250,766	$58,354	$48,445

EXPENSES:
Mortality and expense risk	525	1,599	592	1,375	523	4,881

NET INVESTMENT INCOME	9,563	112,560	12,919	249,391	57,831	43,564

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(7,822)	1	2,785	(66,061)	(10,048)	359,821
Realized gain distributions	—	—	25,831	92,839	—	40,090

Net realized gain (loss) on investments	(7,822)	1	28,616	26,778	(10,048)	399,911

Change in net unrealized appreciation (depreciation) on investments	119	—	889	(78,159)	33,233	1,392,023

Net realized and unrealized gain (loss) on investments	(7,703)	1	29,505	(51,381)	23,185	1,791,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,860	$112,561	$42,424	$198,010	$81,016	$1,835,498

(1) Fund ceased operations on 6/14/2024.
(2) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND SERVICE SHARES (3)

INVESTMENT INCOME:
Dividends	$21,246	$6,346	$—	$—	$14,096	$113,787

EXPENSES:
Mortality and expense risk	1,751	272	3,082	3,750	709	1,787

NET INVESTMENT INCOME	19,495	6,074	(3,082)	(3,750)	13,387	112,000

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,287)	(207)	97,206	318,411	(10,949)	1
Realized gain distributions	102,658	—	58,311	261,994	—	—

Net realized gain (loss) on investments	100,371	(207)	155,517	580,405	(10,949)	1

Change in net unrealized appreciation (depreciation) on investments	90,824	55	265,061	62,934	1,277	—

Net realized and unrealized gain (loss) on investments	191,195	(152)	420,578	643,339	(9,672)	1

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,690	$5,922	$417,496	$639,589	$3,715	$112,001

(3) Fund commenced operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER BOND INDEX FUND INVESTOR CLASS	EMPOWER GOVERNMENT MONEY MARKET FUND INVESTOR CLASS (1)	EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS	EMPOWER MID CAP VALUE FUND INVESTOR CLASS (2)	EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND INVESTOR CLASS

OPERATIONS:
Net investment income (loss)	$9,563	$112,560	$12,919	$249,391	$57,831	$43,564
Net realized gain (loss) on investments	(7,822)	1	28,616	26,778	(10,048)	399,911
Change in net unrealized appreciation (depreciation) on investments	119	—	889	(78,159)	33,233	1,392,023

Increase (decrease) in net assets resulting from operations	1,860	112,561	42,424	198,010	81,016	1,835,498

CONTRACT TRANSACTIONS:
Purchase payments received	1,700	1,510	2,250	2,800	1,700	9,272
Transfers for contract benefits and terminations	(53,021)	(104,403)	(30,470)	(227,833)	(99,553)	(523,074)
Net transfers	(22,152)	(5,113,339)	19,269	41,258	(63,703)	439,446
Contract maintenance charges	(49)	(577)	(65)	(151)	(54)	(610)

Increase (decrease) in net assets resulting from contract transactions	(73,522)	(5,216,809)	(9,016)	(183,926)	(161,610)	(74,966)

Total increase (decrease) in net assets	(71,662)	(5,104,248)	33,408	14,084	(80,594)	1,760,532

NET ASSETS:
Beginning of period	497,683	5,104,248	793,403	3,008,345	1,725,061	7,554,539

End of period	$426,021	$—	$826,811	$3,022,429	$1,644,467	$9,315,071

CHANGES IN UNITS OUTSTANDING:
Units issued	106	324	481	350	45	19,115
Units redeemed	(2,802)	(292,544)	(792)	(1,848)	(2,498)	(22,372)

Net increase (decrease)	(2,696)	(292,220)	(311)	(1,498)	(2,453)	(3,257)

(1) Fund ceased operations on 6/14/2024.
(2) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND SERVICE SHARES (3)

OPERATIONS:
Net investment income (loss)	$19,495	$6,074	$(3,082)	$(3,750)	$13,387	$112,000
Net realized gain (loss) on investments	100,371	(207)	155,517	580,405	(10,949)	1
Change in net unrealized appreciation (depreciation) on investments	90,824	55	265,061	62,934	1,277	—

Increase (decrease) in net assets resulting from operations	210,690	5,922	417,496	639,589	3,715	112,001

CONTRACT TRANSACTIONS:
Purchase payments received	(1,220)	500	(2,179)	3,425	500	4,011
Transfers for contract benefits and terminations	(262,172)	(33,683)	(249,521)	(689,613)	(61,250)	(398,480)
Net transfers	(11,749)	2,738	32,770	43,824	(12,750)	4,651,443
Contract maintenance charges	(306)	(3)	(277)	(327)	(58)	—

Increase (decrease) in net assets resulting from contract transactions	(275,447)	(30,448)	(219,207)	(642,691)	(73,558)	4,256,974

Total increase (decrease) in net assets	(64,757)	(24,526)	198,289	(3,102)	(69,843)	4,368,975

NET ASSETS:
Beginning of period	2,877,495	173,989	5,274,172	7,381,182	597,557	—

End of period	$2,812,738	$149,463	$5,472,461	$7,378,080	$527,714	$4,368,975

CHANGES IN UNITS OUTSTANDING:
Units issued	157	115	266	493	21	465,624
Units redeemed	(2,221)	(1,249)	(1,641)	(4,917)	(2,671)	(39,418)

Net increase (decrease)	(2,064)	(1,134)	(1,375)	(4,424)	(2,650)	426,206

(3) Fund commenced operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	EMPOWER BOND INDEX FUND INVESTOR CLASS	EMPOWER GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS	EMPOWER MID CAP VALUE FUND INVESTOR CLASS (2)	EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND INVESTOR CLASS

OPERATIONS:
Net investment income (loss)	$9,221	$215,854	$10,536	$69,710	$55,941	$26,023
Net realized gain (loss) on investments	(1,700)	1	6,912	285,291	(24,527)	509,426

Change in net unrealized appreciation (depreciation) on investments	15,680	—	138,453	(60,332)	101,649	1,004,777

Increase (decrease) in net assets resulting from operations	23,201	215,855	155,901	294,669	133,063	1,540,226

CONTRACT TRANSACTIONS:
Purchase payments received	3,075	(854)	1,640	14,577	14,267	3,564
Transfers for contract benefits and terminations	(14,128)	(183,664)	(64,383)	(245,912)	(62,931)	(358,179)
Net transfers	10,737	445,379	(219,931)	(10,541)	(189,860)	89,780
Contract maintenance charges	(70)	(726)	(84)	(175)	(73)	(648)

Increase (decrease) in net assets resulting from contract transactions	(386)	260,135	(282,758)	(242,051)	(238,597)	(265,483)

Total increase (decrease) in net assets	22,815	475,990	(126,857)	52,618	(105,534)	1,274,743

NET ASSETS:
Beginning of period	474,868	4,628,258	920,260	2,955,727	1,830,595	6,279,796

End of period	$497,683	$5,104,248	$793,403	$3,008,345	$1,725,061	$7,554,539

CHANGES IN UNITS OUTSTANDING:
Units issued	538	26,764	61	135	373	4,873
Units redeemed	(529)	(11,638)	(7,420)	(2,179)	(4,090)	(20,262)

Net increase (decrease)	9	15,126	(7,359)	(2,044)	(3,717)	(15,389)

(2) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS

OPERATIONS:
Net investment income (loss)	$13,004	$3,783	$(637)	$(3,763)	$13,398
Net realized gain (loss) on investments	23,049	(562)	186,309	347,705	(3,734)
Change in net unrealized appreciation (depreciation) on investments	350,092	6,065	626,665	910,882	15,101

Increase (decrease) in net assets resulting from operations	386,145	9,286	812,337	1,254,824	24,765

CONTRACT TRANSACTIONS:
Purchase payments received	10,947	(9,081)	13,687	2,030	3,356
Transfers for contract benefits and terminations	(294,984)	(4,995)	(274,481)	(370,803)	(13,596)
Net transfers	(11,725)	805	(3,412)	(107,450)	(970)
Contract maintenance charges	(320)	(39)	(297)	(388)	(72)

Increase (decrease) in net assets resulting from contract transactions	(296,082)	(13,310)	(264,503)	(476,611)	(11,282)

Total increase (decrease) in net assets	90,063	(4,024)	547,834	778,213	13,483

NET ASSETS:
Beginning of period	2,787,432	178,013	4,726,338	6,602,969	584,074

End of period	$2,877,495	$173,989	$5,274,172	$7,381,182	$597,557

CHANGES IN UNITS OUTSTANDING:
Units issued	120	35	149	16	137
Units redeemed	(2,503)	(546)	(1,880)	(3,503)	(522)

Net increase (decrease)	(2,383)	(511)	(1,731)	(3,487)	(385)

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Retirement Plan Series Account (the Series Account), a separate account of Empower Annuity Insurance Company of America (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is an individual variable annuity product, is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Series Account.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.
Fund of Funds Structure Risk
Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends and capital gains, if any, are reinvested in additional full and fractional shares of the related mutual funds. Capital gain distributions, if any, received from the underlying mutual funds are recorded as 'Realized gain distributions’ within the net realized and unrealized gain/(loss) on investments section of the Statement of Operations of the applicable Investment Divisions.
Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions. In 2024, the series account had no contracts in the payout phase.
Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. LLC. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Section 817(h) of IRC requires that the investments of the Series Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Series Account complies with the diversification requirements.
Segment Reporting
The Series Account has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Series Account's adoption of the new standard impacted financial statement disclosures only and did not affect the Series Account's financial position or results of operations. The Empower Product Team acts as the Series Account's chief operating decision maker (CODM) and is responsible for assessing performance and allocating resources with respect to the Series Account. The CODM has concluded that each Investment Division of the Series Account operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within the Series Account's financial statements.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

Investment Division	Purchases	Sales

EMPOWER BOND INDEX FUND INVESTOR CLASS	$22,610	$86,569
EMPOWER GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	166,055	5,268,339
EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS	94,040	64,306
EMPOWER MID CAP VALUE FUND INVESTOR CLASS	446,586	288,282
EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS	78,573	182,352
EMPOWER S&P 500® INDEX FUND INVESTOR CLASS	1,060,356	1,051,668
EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	247,099	400,393
EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS	11,064	35,438
EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS	170,858	334,836
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	667,087	1,051,534
EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	21,700	81,871
FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND SERVICE SHARES	4,896,362	527,388
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts from each participant account, a $30 annual maintenance charge on accounts under $5,000 on December 31 of any year. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Charges Incurred for Total or Partial Surrenders
The Company deducts an administrative surrender fee of $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.75% (category A), 0.50% (category O), 0.25% (category U), or 0.00% (category Z) depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.
Deductions for Premium Taxes
The Company may deduct from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Related Party Transactions
Empower Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.
4. SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 8, 2025. No subsequent events requiring adjustments or disclosures have occurred.

5. FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.
The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio			Total Return Ratio
		Lowest	—	Highest			Lowest	—	Highest	Lowest	—	Highest

	EMPOWER BOND INDEX FUND INVESTOR CLASS
2024	15	$23.47	to	$29.45	$426	2.23%	0.00%	to	0.75%	0.07%	to	0.82%
2023	18	$23.45	to	$29.21	$498	2.03%	0.00%	to	0.75%	4.24%	to	5.02%
2022	18	$22.50	to	$27.82	$475	1.13%	0.00%	to	0.75%	(14.33)%	to	(13.68)%
2021	22	$26.26	to	$32.23	$688	0.80%	0.00%	to	0.75%	(3.11)%	to	(2.39)%
2020	25	$27.10	to	$33.01	$789	1.37%	0.00%	to	0.75%	6.37%	to	7.17%

	EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS
2024	20	$33.51	to	$41.55	$827	1.60%	0.00%	to	0.75%	4.67%	to	5.46%
2023	21	$32.01	to	$39.40	$793	1.26%	0.00%	to	0.75%	17.15%	to	18.03%
2022	28	$27.33	to	$33.38	$920	1.10%	0.00%	to	0.75%	(15.81)%	to	(15.18)%
2021	33	$32.46	to	$39.35	$1,260	1.75%	0.00%	to	0.75%	10.00%	to	10.83%
2020	29	$29.51	to	$35.51	$994	0.98%	0.00%	to	0.75%	8.91%	to	9.73%

	EMPOWER MID CAP VALUE FUND INVESTOR CLASS (1)
2024	23	$105.35	to	$131.52	$3,022	4.17%	0.00%	to	0.75%	6.05%	to	6.85%
2023	25	$99.35	to	$123.09	$3,008	2.42%	0.00%	to	0.75%	9.63%	to	10.45%
2022	27	$90.62	to	$111.45	$2,956	4.92%	0.00%	to	0.75%	(13.59)%	to	(12.94)%
2021	32	$104.87	to	$128.01	$3,984	2.01%	0.00%	to	0.75%	25.19%	to	26.13%
2020	32	$83.77	to	$101.49	$3,202	2.54%	0.00%	to	0.75%	8.27%	to	9.09%

(1) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/24, is related to the Empower Mid Cap Value Fund.

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio			Total Return Ratio
		Lowest	—	Highest			Lowest	—	Highest	Lowest	—	Highest

	EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS
2024	24	$55.83	to	$70.09	$1,644	3.53%	0.00%	to	0.75%	4.35%	to	5.14%
2023	26	$53.50	to	$66.67	$1,725	3.19%	0.00%	to	0.75%	7.08%	to	7.88%
2022	30	$49.96	to	$61.80	$1,831	2.22%	0.00%	to	0.75%	(12.08)%	to	(11.42)%
2021	36	$56.83	to	$69.76	$2,490	2.34%	0.00%	to	0.75%	0.14%	to	0.89%
2020	33	$56.75	to	$69.14	$2,243	3.18%	0.00%	to	0.75%	8.28%	to	9.10%

	EMPOWER S&P 500® INDEX FUND INVESTOR CLASS
2024	357	$24.74	to	$26.16	$9,315	0.56%	0.00%	to	0.75%	23.40%	to	24.33%
2023	361	$20.05	to	$21.04	$7,555	0.45%	0.00%	to	0.75%	24.67%	to	25.62%
2022	376	$16.08	to	$16.75	$6,280	0.35%	0.00%	to	0.75%	(19.16)%	to	(18.55)%
2021	442	$19.89	to	$20.57	$9,064	0.37%	0.00%	to	0.75%	27.24%	to	28.19%
2020	478	$15.63	to	$16.04	$7,649	0.72%	0.00%	to	0.75%	16.88%	to	17.77%

	EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS
2024	19	$120.19	to	$149.97	$2,813	0.76%	0.00%	to	0.75%	7.13%	to	7.94%
2023	21	$112.19	to	$138.94	$2,877	0.54%	0.00%	to	0.75%	14.61%	to	15.46%
2022	24	$97.89	to	$120.33	$2,787	0.46%	0.00%	to	0.75%	(17.14)%	to	(16.51)%
2021	28	$118.13	to	$144.13	$4,005	2.00%	0.00%	to	0.75%	25.00%	to	25.94%
2020	29	$94.50	to	$114.44	$3,225	1.43%	0.00%	to	0.75%	10.10%	to	10.93%

	EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS
2024	6	$22.91	to	$28.23	$149	4.13%	0.00%	to	0.75%	3.45%	to	4.24%
2023	7	$22.15	to	$27.09	$174	2.35%	0.00%	to	0.75%	4.89%	to	5.67%
2022	7	$21.12	to	$25.63	$178	1.44%	0.00%	to	0.75%	(4.96)%	to	(4.25)%
2021	9	$22.22	to	$26.77	$236	1.03%	0.00%	to	0.75%	(0.78)%	to	(0.03)%
2020	8	$22.39	to	$26.78	$214	1.89%	0.00%	to	0.75%	3.86%	to	4.64%

	EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS
2024	31	$143.26	to	$178.84	$5,472	0.00%	0.00%	to	0.75%	7.40%	to	8.21%
2023	33	$133.39	to	$165.27	$5,274	0.05%	0.00%	to	0.75%	16.93%	to	17.81%
2022	34	$114.07	to	$140.29	$4,726	0.06%	0.00%	to	0.75%	(10.70)%	to	(10.03)%
2021	38	$127.75	to	$155.93	$5,800	3.33%	0.00%	to	0.75%	29.70%	to	30.67%
2020	42	$98.50	to	$119.33	$4,889	0.00%	0.00%	to	0.75%	2.43%	to	3.20%

	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS
2024	47	$129.64	to	$159.34	$7,378	0.00%	0.00%	to	0.75%	8.23%	to	9.05%
2023	51	$119.78	to	$146.11	$7,381	0.00%	0.00%	to	0.75%	19.03%	to	19.92%
2022	55	$100.63	to	$121.84	$6,603	0.02%	0.00%	to	0.75%	(23.37)%	to	(22.79)%
2021	63	$131.32	to	$157.81	$9,845	0.18%	0.00%	to	0.75%	13.98%	to	14.83%
2020	67	$115.22	to	$137.43	$9,072	0.00%	0.00%	to	0.75%	23.18%	to	24.11%

	EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
2024	19	$23.04	to	$28.90	$528	2.50%	0.00%	to	0.75%	0.00%	to	0.75%
2023	22	$23.04	to	$28.69	$598	2.40%	0.00%	to	0.75%	3.67%	to	4.45%
2022	22	$22.22	to	$27.47	$584	1.34%	0.00%	to	0.75%	(12.74)%	to	(12.08)%
2021	25	$25.47	to	$31.24	$773	0.60%	0.00%	to	0.75%	(2.88)%	to	(2.15)%
2020	42	$26.22	to	$31.93	$1,303	0.78%	0.00%	to	0.75%	5.08%	to	5.87%

	At December 31					For the year ended December 31
	Units (000s)	Unit Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio			Total Return Ratio
		Lowest	—	Highest			Lowest	—	Highest	Lowest	—	Highest

FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND SERVICE SHARES (3)
2024	426	$10.21	to	$10.26	$4,369	2.53%	0.00%	to	0.75%	2.13%	to	2.55%

(3) Fund commenced operations on 6/14/2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of Retirement Plan Series Account of Empower Annuity Insurance Company of America and the Board of Directors of Empower Annuity Insurance Company of America
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of Retirement Plan Series Account of Empower Annuity Insurance Company of America (the “Series Account”), as of December 31, 2024, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes, which include the financial highlights (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on the Series Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 8, 2025
We have served as the auditor of one or more Empower Annuity Insurance Company of America separate accounts since 1981.

Retirement Plan Series Account of Empower Annuity Insurance Company of America

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
EMPOWER BOND INDEX FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	N/A	For the period from January 1, 2024 to June 14, 2024	For the period from January 1, 2024 to June 14, 2024 and for the year ended December 31, 2023
EMPOWER INTERNATIONAL VALUE FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MID CAP VALUE FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MULTI-SECTOR BOND FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER S&P 500® INDEX FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER SHORT DURATION BOND FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER SMALL CAP VALUE FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
FEDERATED HERMES GOVERNMENT OBLIGATIONS FUND SERVICE SHARES	December 31, 2024	For the period from June 14, 2024 (commencement of operations) to December 31, 2024	For the period from June 14, 2024 (commencement of operations) to December 31, 2024